ADDITIONAL INFORMATION RELATING TO THE STATEMENTS OF CASH FLOWS - Summary of additional information on transactions related to the cash flow statement (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-cash items
Hedge accounting, net of tax effects	R$ (137,211)	R$ 116,348	R$ 70,569
Dividends declared and not yet paid	180,772		110,671
Stock and restricted shares option plans	138,122	102,508
Net effect of acquisition of property, plant and equipment and intangible assets not yet paid	81,257	172,104	(18,645)
Consideration for acquisition of subsidiary		R$ 13,366,114